Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Restatement of Consolidated Statement of Cash Flow (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (12,842,446)	$ (17,276,072)	$ (30,736,098)	$ (110,712,948)
Net loss				(110,712,948)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	120,841	121,571	242,436	244,208
Unrealized foreign exchange (gain)/loss	108,224	327,383	375,298	(277,838)
Share based compensation issued to related parties for consultancy services	2,190,482	1,291,429	3,646,017	39,501,701
Share based compensation for consultancy services				18,417,816
Employee share based compensation	1,852,702	3,588,960	5,079,201	2,115,015
Impairment of ROU asset, net of lease termination				46,236
Impairment of prepayments and other current assets		1,156,316		731,940
Impairment of accounts receivable				334,952
Impairment of goodwill				44,438
Impairment of investment in ANY				14,600,000
Interest expense	3,009,002	3,054,946	4,791,782	3,884,695
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable	1,100	534	(3,679)	712,554
(Increase) in prepayment and other current assets	(131,679)	(695,026)	(416,069)	(56,523)
(Decrease) in operating lease liability				(46,236)
Decrease in receivable with related parties				168,754
Increase(decrease) in accounts payable, accrued expenses and other payables	477,428	(263,348)	2,310,465	3,340,539
Increase (decrease) in payables to related parties	315,895	(125,000)	552,456	161,791
Net cash used in operating activities	(4,898,451)	(8,818,307)	(13,001,875)	(26,788,906)
Cash Flows from Investing Activities:
Purchase of property and equipment	(3,850)	(8,060)	(14,376)	(36,854)
Development of intangible assets	(1,360,525)	(104,604)	(1,767,148)
Net cash (used in) investing activities	(1,364,375)	(112,664)	(1,781,524)	(36,854)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares				2,499,920
Proceeds from rights issuance	1,350,000	1,653,882	7,767,674
Proceeds from issuance of common stock to related parties		199,974	199,974
Repayment of short-term debt obligation from related parties		(250,000)	(250,000)
Proceeds from short-term debt from related party		4,178,008	4,369,413
Proceeds from short-term debt	400,000	762,505
Proceeds from convertible debt	4,301,855	2,627,543
Proceeds from long-term debt obligation			2,625,000	21,500,000
Net cash flow generated from financing activities	6,274,161	9,171,912	14,712,061	23,999,920
Effect of exchange rate changes on cash	38,522	(159,230)	42,399	177,287
Net change in cash	49,857	81,711	(28,939)	(2,648,553)
Cash, beginning of the period	10,441	39,380	39,380	2,687,933
Cash, end of the period	60,298	121,091	10,441	39,380
As filed [Member]
Cash Flows from Operating Activities:
Net loss		(24,568,765)		(104,105,437)
Net loss		(24,568,765)		(104,105,438)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization		379,900		742,113
Unrealized foreign exchange (gain)/loss		63,284		(277,838)
Share based compensation issued to related parties for consultancy services				39,501,701
Share based compensation for consultancy services				18,417,816
Employee share based compensation		4,880,389		2,115,015
Impairment of ROU asset, net of lease termination				46,236
Impairment of prepayments and other current assets		1,156,316		731,940
Impairment of customer list intangible asset		5,612,167
Impairment of accounts receivable				334,952
Impairment of goodwill		1,080,110		7,418,302
Deferred tax benefit		(1,459,336)		(243,835)
Interest expense		4,134,431		3,884,695
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable		(605)		646,661
(Increase) in prepayment and other current assets		236,410		(215,468)
(Decrease) in operating lease liability				(46,236)
Decrease in receivable with related parties		(320,702)		(245,266)
Increase(decrease) in accounts payable, accrued expenses and other payables		(825,679)		4,766,607
Increase (decrease) in payables to related parties		670,050		(234,880)
Net cash used in operating activities		(8,962,030)		(26,762,923)
Cash Flows from Investing Activities:
Purchase of property and equipment		(104,604)		(25,973)
Development of intangible assets		(8,060)
Net cash (used in) investing activities		(112,664)		(25,973)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares				2,499,920
Proceeds from rights issuance		1,653,882
Proceeds from issuance of common stock to related parties		199,974
Repayment of short-term debt obligation from related parties		(250,000)
Proceeds from short-term debt from related party		4,178,008
Proceeds from short-term debt		762,505
Proceeds from convertible debt		2,627,543
Proceeds from long-term debt obligation				21,500,000
Net cash flow generated from financing activities		9,171,912		23,999,920
Effect of exchange rate changes on cash		(16,563)		140,658
Net change in cash		80,655		(2,648,318)
Cash, beginning of the period		41,709	41,709	2,690,024
Cash, end of the period		122,364		41,709
Restatement adjustments [Member]
Cash Flows from Operating Activities:
Net loss	$ 7,300,000	7,292,693	6,600,000	(31,585,141)
Net loss		7,292,693		(6,607,510)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization		(258,329)		(497,905)
Unrealized foreign exchange (gain)/loss		264,099
Share based compensation issued to related parties for consultancy services		1,291,429
Employee share based compensation		(1,291,429)
Impairment of customer list intangible asset		(5,612,167)
Impairment of goodwill		(1,080,110)		(7,373,864)
Impairment of investment in ANY				14,600,000
Deferred tax benefit		1,459,336		243,835
Interest expense		(1,079,485)
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable		1,139		65,893
(Increase) in prepayment and other current assets		(931,436)		158,945
Decrease in receivable with related parties		20,702		414,020
Increase(decrease) in accounts payable, accrued expenses and other payables		62,331		(1,426,068)
Increase (decrease) in payables to related parties		(795,050)		396,671
Net cash used in operating activities		143,723		(25,983)
Cash Flows from Investing Activities:
Purchase of property and equipment				(14,376)
Development of intangible assets				(1,767,148)
Net cash (used in) investing activities				(1,781,524)
Cash Flows from Financing Activities:
Effect of exchange rate changes on cash		(142,667)		36,639
Net change in cash		(1,056)		(235)
Cash, beginning of the period		(2,329)	(2,329)	(2,091)
Cash, end of the period		(1,273)		(2,329)
As restated [Member]
Cash Flows from Operating Activities:
Net loss		(17,276,072)
Net loss		(17,276,072)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization		121,571
Unrealized foreign exchange (gain)/loss		327,383
Share based compensation issued to related parties for consultancy services		1,291,429
Employee share based compensation		3,588,960
Impairment of prepayments and other current assets		1,156,316
Interest expense		3,054,946
Changes in operating assets and liabilities:
Decrease/(increase) in accounts receivable		534
(Increase) in prepayment and other current assets		(695,026)
Increase(decrease) in accounts payable, accrued expenses and other payables		(263,348)
Increase (decrease) in payables to related parties		(125,000)
Net cash used in operating activities		(8,818,307)
Cash Flows from Investing Activities:
Purchase of property and equipment		(104,604)
Development of intangible assets		(8,060)
Net cash (used in) investing activities		(112,664)
Cash Flows from Financing Activities:
Proceeds from rights issuance		1,653,882
Proceeds from issuance of common stock to related parties		199,974
Repayment of short-term debt obligation from related parties		(250,000)
Proceeds from short-term debt from related party		4,178,008
Proceeds from short-term debt		762,505
Proceeds from convertible debt		2,627,543
Net cash flow generated from financing activities		9,171,912
Effect of exchange rate changes on cash		(159,230)
Net change in cash		81,711
Cash, beginning of the period		39,380	$ 39,380
Cash, end of the period		$ 121,091		$ 39,380